SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 22, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 1,674,489	$ 1,200,018
Stock-based compensation	1,648,922	130,172
Total deferred tax assets	3,323,412	1,330,190
Valuation allowance	(3,323,412)	(1,330,190)	$ (2,200,000)
Net deferred tax assets (liability)